UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Preferred Opportunity Trust (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Preferred Opportunity Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Preferred Opportunity Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

	Preferred Securities
		Par
Industry	Capital Trusts	(000)	Value
Building Products - 0.6%	C8 Capital SPV Ltd., 6.64% (a)(b)(c)	$ 1,945	$ 816,667
Capital Markets - 2.4%	State Street Capital Trust III, 8.25% (b)(c)	1,385	1,053,112
	State Street Capital Trust IV, 2.996%, 6/01/67 (b)	6,725	2,293,185
			3,346,297
Commercial Banks - 22.7%	Abbey National Capital Trust I, 8.963% (b)(c)	1,425	925,163
	BB&T Capital Trust IV, 6.82%, 6/12/77 (b)	9,150	5,394,986
	Bank of Ireland Capital Funding II, LP,
	5.571% (a)(b)(c)	4,015	399,011
	Bank of Ireland Capital Funding III, LP,
	6.107% (a)(b)(c)	4,275	425,050
	Barclays Bank Plc, 5.926% (a)(b)(c)	6,885	2,958,484
	CBA Capital Trust I, 5.805% (a)(c)(d)	5,000	2,617,050
	FCB/NC Capital Trust I, 8.05%, 3/01/28	1,100	925,703
	Huntington Capital III, 6.65%, 5/15/37 (b)	1,415	603,216
	Lloyds TSB Bank Plc, 6.90% (c)	6,399	2,239,650
	NBP Capital Trust III, 7.375% (c)	2,000	634,000
	National City Preferred Capital Trust I, 12% (b)(c)	600	539,304
	RESPARCS Funding LP I, 8% (c)	4,000	800,000
	Regions Financing Trust II, 6.625%, 5/15/47 (b)	1,970	1,037,812
	Royal Bank of Scotland Group Plc, 7.648% (b)(c)	1,960	568,126
	SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)	1,725	1,641,247
	Standard Chartered Bank, 7.014% (a)(b)(c)	2,950	1,153,600
	SunTrust Preferred Capital I, 5.853% (b)(c)	1,800	936,000
	Wells Fargo & Co. Series K, 7.98% (b)(c)	7,475	4,634,500
	Wells Fargo Capital XIII Series GMTN, 7.70% (b)(c)	1,700	1,218,874
	Westpac Capital Trust IV, 5.256% (a)(b)(c)	3,000	1,482,840
			31,134,616
Diversified Financial	Bank of America Corp. Series K, 8% (b)(c)(d)	4,020	2,129,193
Services - 15.2%	Bank of America Corp. Series M, 8.125% (b)(c)(d)	7,500	3,891,675
	JPMorgan Chase & Co., 7.90% (b)(c)(d)	8,115	6,167,806
	JPMorgan Chase Capital XXI Series U, 2.12%,
	2/02/37 (b)(e)	7,730	3,480,425
	JPMorgan Chase Capital XXIII, 3.149%, 5/15/77 (b)(d)	2,670	1,068,959
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (d)	5,075	4,006,398
			20,744,456
Electric Utilities - 1.1%	PPL Capital Funding, 6.70%, 3/30/67 (b)	2,675	1,471,250
Insurance - 48.7%	AFC Capital Trust I Series B, 8.207%, 2/03/27	4,500	2,925,000
	The Allstate Corp., 6.50%, 5/15/57 (b)	6,350	4,099,681
	The Allstate Corp. Series B, 6.125%, 5/15/67 (b)	5,200	3,446,914
	American General Institutional Capital A,
	7.57%, 12/01/45 (a)	9,605	3,990,003
	American International Group, Inc., 8.175%,
	5/15/58 (a)(b)	6,690	2,483,254
	American International Group, Inc., 6.25%, 3/15/87	5,555	1,798,431
	Chubb Corp., 6.375%, 3/29/67 (b)(d)	9,025	6,091,830
	Everest Reinsurance Holdings, Inc., 6.60%,
	5/01/67 (b)	7,135	2,940,740

BlackRock Preferred Opportunity Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Capital Trusts	(000)	Value

	Genworth Financial, Inc., 6.15%, 11/15/66 (b)	$ 1,475	$ 249,381
	Liberty Mutual Group, Inc., 7%, 3/15/37 (a)(b)	5,025	2,338,952
	Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	3,875	2,325,000
	Lincoln National Corp., 7%, 5/17/66 (b)(d)	3,370	1,557,108
	Lincoln National Corp., 6.05%, 4/20/67 (b)	2,500	1,125,000
	MetLife, Inc., 6.40%, 12/15/66	6,375	3,875,911
	Nationwide Life Global Funding I, 6.75%, 5/15/67	4,850	2,119,620
	PartnerRe Finance II, 6.44% (b)	2,850	1,108,117
	Progressive Corp., 6.70%, 6/15/37 (b)	5,775	3,253,525
	Prudential Plc, 6.50% (c)	6,000	2,880,000
	Reinsurance Group of America, 6.75%, 12/15/65 (b)	1,300	482,631
	Swiss Re Capital I LP, 6.854% (a)(b)(c)(d)	9,425	3,273,877
	The Travelers Cos., Inc., 6.25%, 3/15/67 (b)(d)	11,350	7,488,560
	White Mountains Re Group Ltd., 7.506% (a)(b)(c)	2,600	891,777
	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(b)	650	240,779
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)(d)	8,765	3,944,250
	Zenith National Insurance Capital Trust I,
	8.55%, 8/01/28 (a)	1,800	1,687,500

			66,617,841

Multi-Utilities - 0.3%	Puget Sound Energy, Inc. Series A, 6.974%,
	6/01/67 (b)	925	469,437

Oil, Gas & Consumable Fuels - 1.8%	TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	4,325	2,461,275

Thrifts & Mortgage Finance - 0.6%	Webster Capital Trust IV, 7.65%, 6/15/37 (b)	1,925	791,325

	Total Capital Trusts - 93.4%		127,853,164

	Preferred Stocks	Shares

Capital Markets - 0.0%	Lehman Brothers Holdings, Inc. Series D, 5.67%	31,100	778

Commercial Banks - 9.1%	Banesto Holdings, Ltd. Series A, 10.50%	30,000	805,314
	Barclays Bank Plc, 8.125%	100,000	1,400,000
	First Republic Preferred Capital Corp., 7.25%	120,000	1,711,200
	HSBC USA, Inc. Series H, 6.50%	330,000	5,969,700
	Royal Bank of Scotland Group Plc Series L, 5.75%	10,000	45,400
	Royal Bank of Scotland Group Plc Series M, 6.40%	10,000	50,500
	Santander Finance Preferred SA Unipersonal, 6.80%	75,000	1,277,250
	Union Planter Preferred Funding Corp., 7.75% (a)	60	1,200,000

			12,459,364

Diversified Financial Services - 3.0%	Citigroup, Inc. Series T, 6.50% (f)	65,000	991,250
	JPMorgan Chase & Co. Series E, 6.15%	75,000	3,073,500

			4,064,750

Electric Utilities - 0.9%	Alabama Power Co., 6.50%	50,000	1,150,000

Insurance - 17.0%	Arch Capital Group Ltd. Series A, 8%	117,414	2,583,108
	Aspen Insurance Holdings Ltd., 7.401% (b)	115,000	1,688,200
	Endurance Specialty Holdings Ltd. Series A, 7.75%	172,400	2,796,328
	MetLife, Inc. Series B, 6.50%	314,500	5,409,400
	PartnerRe Ltd. Series C, 6.75%	209,400	4,188,000
	Prudential Plc, 6.50%	62,000	1,044,700
	RenaissanceRe Holding Ltd. Series D, 6.60%	210,000	3,864,000
	XL Capital Ltd. Series C, 6.10% (b)	200,000	50,000

BlackRock Preferred Opportunity Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Preferred Stocks	Shares	Value
	Zurich RegCaPS Funding Trust, 6.58% (a)(b)	2,000	$ 1,693,125
			23,316,861
Real Estate Investment Trusts	BRE Properties, Inc. Series D, 6.75%	20,000	331,000
(REITs) - 3.2%	Public Storage Series F, 6.45%	20,000	371,800
	Public Storage Series M, 6.625%	35,000	700,000
	SunTrust Real Estate Investment Trust, 9%	30	3,027,187
			4,429,987
	Total Preferred Stocks - 33.2%		45,421,740
		Par
	Trust Preferreds	(000)
Capital Markets - 1.3%	Structured Asset Trust Unit Repackagings
	(SATURNS), Credit Suisse First Boston (USA),
	Inc. Debenture Backed Series 2003-13, 6.25%,
	7/15/32	$ 277	210,260
	Structured Asset Trust Unit Repackagings
(SATURNS), Goldman Sachs Group, Inc. Debenture
	Backed Series 2003-06, 6%, 2/15/33	2,573	1,627,157
			1,837,417
Commercial Banks - 0.9%	KeyCorp Capital V, 5.875%, 7/30/33	2,550	1,231,809

Diversified Financial	ING Groep NV, 7.20% (c)	1,750	885,850
Services - 0.8%	PPLUS Trust Certificates Series VAL-1 Class A,
	7.25%, 4/15/32	277	246,445
			1,132,295
Food Products - 1.6%	Corporate-Backed Trust Certificates, Kraft Foods,
	Inc. Debenture Backed Series 2003-11, 5.875%,
	11/01/31	2,500	2,238,267
Insurance - 1.0%	Everest Re Capital Trust, 6.20%, 3/29/34	750	517,138
	Financial Security Assurance Holdings Ltd.,
	5.60%, 7/15/03	380	129,960
	The Phoenix Cos., Inc., 7.45%, 1/15/32	1,985	683,257
			1,330,355
Media - 8.4%	Comcast Corp., 7%, 9/15/55	1,250	1,135,576
	Comcast Corp., 6.625%, 5/15/56	11,750	10,199,000
Corporate-Backed Trust Certificates, News America
	Debenture Backed Series 2002-9, 8.125%, 12/01/45	180	128,949
			11,463,525
Oil, Gas & Consumable Fuels - 2.2%	Nexen, Inc., 7.35%, 11/01/43	3,875	2,976,000
Thrifts & Mortgage Finance - 1.6%	Countrywide Financial Corp., 6.75%, 4/01/33	4,515	2,159,017
Wireless Telecommunication	Structured Repackaged Asset-Backed Trust
Services - 0.6%	Securities, Sprint Capital Corp. Debenture
	Backed Series 2004-2, 6.50%, 11/15/28	2,586	821,862
	Total Trust Preferreds - 18.4%		25,190,547
	Total Preferred Securities - 145.0%		198,465,451
	Corporate Bonds
Beverages - 1.2%	Anheuser-Busch InBev Worldwide, Inc., 8.20%,
	1/15/39 (a)	1,700	1,713,121
Chemicals - 0.1%	Key Plastics LLC, 11.75%, 3/15/13 (a)(g)	630	100,800
Commercial Banks - 2.9%	Mizuho Capital Investment 1 Ltd., 6.686% (a)(b)(c)	5,000	3,217,700

BlackRock Preferred Opportunity Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value
	Wachovia Corp., 5.50%, 5/01/13	$ 800	$ 824,530
			4,042,230
Containers & Packaging - 0.1%	Impress Holdings BV, 4.219%, 9/15/13 (a)(b)	240	171,446
Diversified Telecommunication	Qwest Corp., 5.246%, 6/15/13 (b)	460	393,300
Services - 0.3%
Hotels, Restaurants &	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(g)(h)	362	68,780
Leisure - 0.1%	Wynn Las Vegas LLC, 6.625%, 12/01/14	20	14,575
			83,355
Insurance - 8.7%	AXA SA, 6.379% (a)(b)(c)	7,150	3,091,202
	Kingsway America, Inc., 7.50%, 2/01/14	9,000	5,850,000
	QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)	2,975	2,949,596
			11,890,798
Machinery - 0.2%	AGY Holding Corp., 11%, 11/15/14	460	246,100
Media - 2.6%	CMP Susquehanna Corp., 9.875%, 5/15/14	110	3,575
	Comcast Holdings Corp., 2%, 11/15/29 (f)	110	3,291,542
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17	902	225,500
			3,520,617
Metals & Mining - 0.5%	Freeport-McMoRan Copper & Gold, Inc.,
	7.084%, 4/01/15 (b)	200	142,000
	Freeport-McMoRan Copper & Gold, Inc.,
	8.375%, 4/01/17	735	610,050
			752,050
Oil, Gas & Consumable Fuels - 0.0%	EXCO Resources, Inc., 7.25%, 1/15/11	75	63,000
Paper & Forest Products - 0.5%	International Paper Co., 8.70%, 6/15/38	900	626,401
Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16	100	94,500
Specialty Retail - 0.1%	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12 (g)	1,182	118,200
	Total Corporate Bonds - 17.4%		23,815,918
	Investment Companies	Shares
	UltraShort Real Estate ProShares	60,000	3,559,200
	Total Investment Companies - 2.6%		3,559,200
	Total Investments (Cost - $397,934,704*) - 165.0%		225,840,569
	Other Assets Less Liabilities - 1.1%		1,470,542
	Preferred Shares, at Redemption Value - (66.1)%		(90,458,971)
	Net Assets Applicable to Common Shares - 100.0%		$ 136,852,140

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 396,952,225
Gross unrealized appreciation	$ 447,878
Gross unrealized depreciation	(171,559,534)
Net unrealized depreciation	$ (171,111,656)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	All or a portion of security held as collateral in connection with open reverse repurchase agreements.
(e)	All or a portion of security held as collateral in connection with open financial futures contracts.

BlackRock Preferred Opportunity Trust Schedule of Investments January 31, 2009 (Unaudited)

(f)	Convertible security.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	Non-income producing security.
  For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Reverse repurchase agreements outstanding as of January 31, 2009 were as follows:
		Interest	Trade	Maturity	Net Closing	Face
	Counterparty	Rate	Date	Date	Amount	Amount
	Barclays Bank Plc	2.75%	12/03/08	5/15/09	$ 3,347,169	$ 3,306,255
	Barclays Bank Plc	2.943	12/05/08	5/15/09	8,531,370	8,422,598
	Barclays Bank Plc	2.94	12/05/08	5/15/09	6,951,927	6,863,920
	Barclays Bank Plc	2.75	1/13/09	5/15/09	1,792,113	1,775,835
	Total				$ 20,622,579	$ 20,368,608

•	Financial futures contracts purchased as of January 31, 2009 were as follows:
				Expiration	Face	Unrealized
	Contracts	Issue		Date	Value	Depreciation
	114	10-Year US Treasury Bond		March 2009	$ 14,155,431	$ (170,837)

• Credit default swaps on single name issues - buy protection outstanding as of January 31, 2009 were as follows:

	Pay			Notional	Unrealized
	Fixed			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)
Altria Group, Inc.	1.03%	Deutsche Bank AG	December 2013	$ 4,000	$ 22,724
American Express Co.	4.05%	Citibank, NA	December 2013	$ 2,000	(95,284)
Carnival Corp.	2.35%	Goldman Sachs
		Bank USA	December 2013	$ 2,000	98,422
Total					$ 25,862

BlackRock Preferred Opportunity Trust

Schedule of Investments January 31, 2009 (Unaudited)
• Credit default swaps on single name issues - sold protection outstanding as of January 31, 2009 were as follows:

	Receive				Notional
	Fixed			Credit	Amount(2)	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating(1)	(000)	Depreciation
Philip Morris		Deutsche	December
International, Inc.	1.73%	Bank AG	2013	A	$ 4,000	$ (17,280)

(1)	Using Standard and Poor's ratings of the issuer.

(2)	The maximum potential amount the Trust may receive should a negative credit event take place as defined under the terms of the agreement.

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the

Trust's investments:
Valuation	Investments in		Other Financial
Inputs	Securities		Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	$ 60,136,101	-	-	$ (170,837)
Level 2	162,627,281	$ (20,368,608)	$ 121,146	(95,284)
Level 3	3,077,187	-	-	(17,280)
Total	$ 225,840,569	$ (20,368,608)	$ 121,146	$ (283,401)

* Other financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Other
Investments in
Financial
Securities
Instruments*
Balance, as of November 1, 2008	-	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	$ (5,846,781)	$ (32,628)
Net purchases (sales)	-	-
Net transfers in/out of Level 3	8,923,968	15,348
Balance, as of January 31, 2009	$ 3,077,187	$ (17,280)

* Other financial instruments are swap contracts. Swaps are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Opportunity Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Preferred Opportunity Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Opportunity Trust

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Opportunity Trust

Date: March 25, 2009